LIFE INSURANCE COMPANY
                                OF NORTH AMERICA
                               SEPARATE ACCOUNT A
                              FINANCIAL STATEMENTS
                                December 31, 2002

                                    (Audited)













This report is submitted for the general information of owners of Life Insurance Company of North America Separate Account A contracts. The Separate Account does not issue new contracts; accordingly, this report is not authorized for distribution to prospective purchasers of variable annuity contracts.

--------------------------------------------------------------------------------
Investors Life Insurance Company of North America
Servicing Agent for Life Insurance Company of North America
Administrative Offices: Austin, Texas

EP-9056H

                        Report of Independent Accountants

To the Contract Owners of Life Insurance Company of North America Separate Account A and the Board of Directors of Life Insurance Company of North America

In our opinion, the accompanying statement of net assets and the related individual statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the subdivisions comprising the Life Insurance Company of North America Separate Account A (the Separate Account) at December 31, 2002, the results of each of their operations for the year then ended, the changes in each of their net assets for the two years in the period then ended and their financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Separate Account's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2002 by correspondence with the underlying funds, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Dallas, Texas
February 14, 2003

                    LIFE INSURANCE COMPANY OF NORTH AMERICA
                               SEPARATE ACCOUNT A
                        COMBINED STATEMENT OF NET ASSETS
                               DECEMBER 31, 2002
                                   (Audited)

                                     ASSETS

Investments at Market Value (Notes 1 and 2):

Seligman Growth Fund, Inc.
        1,218,091  qualified shares        (Cost $8,214,209)         $3,410,658
          270,465  non-qualified shares    (Cost $2,159,981)            757,303

Oppenheimer Multiple Strategies Fund
           67,262  qualified shares        (Cost $  757,580)            748,634
            9,855  non-qualified shares    (Cost $  121,669)            109,683

Delaware Group Decatur Fund, Inc.
          493,520  qualified shares        (Cost $5,524,626)          6,706,940
          135,103  non-qualified shares    (Cost $1,412,689)          1,836,055

Windsor Fund
          377,120  qualified shares        (Cost $4,096,040)          4,525,445
           99,959  non-qualified shares    (Cost $1,377,093)          1,199,503

Dreyfus Third Century Fund
          795,541  qualified shares        (Cost $3,137,314)          5,011,909
           10,092  non-qualified shares    (Cost $   58,097)             63,574

Windsor Fund B
          187,665  qualified shares        (Cost $3,203,049)          2,251,984
           67,980  non-qualified shares    (Cost $1,112,105)            815,758

AIM High Yield Fund, Inc.
           45,970  qualified shares        (Cost $  441,182)            169,630
           58,494  non-qualified shares    (Cost $  513,911)            215,846

Total Assets                                                        $27,822,922

                                   NET ASSETS


Net Assets (Notes 3 and 7):

Seligman Growth Fund, Inc.
          330,561  qualified accumulation units outstanding          ($10.317788  per unit)     $ 3,410,658
           91,868  non-qualified accumulation units outstanding      ($ 8.243383  per unit)         757,303

Oppenheimer Multiple Strategies Fund
           83,424  qualified accumulation units outstanding          ($ 8.973847  per unit)         748,634
           12,478  non-qualified accumulation units outstanding      ($ 8.790083  per unit)         109,683

Delaware Group Decatur Fund, Inc.
          302,674  qualified accumulation units outstanding          ($22.158956  per unit)       6,706,940
           85,013  non-qualified accumulation units outstanding      ($21.597349  per unit)       1,836,055

Windsor Fund
          230,218  qualified accumulation units outstanding          ($19.657215  per unit)       4,525,445
           69,139  non-qualified accumulation units outstanding      ($17.349156  per unit)       1,199,503

Dreyfus Third Century Fund
          285,105  qualified accumulation units outstanding          ($17.579168  per unit)       5,011,909
            4,111  non-qualified accumulation units outstanding      ($15.464265  per unit)          63,574

Windsor Fund B
          100,238  qualified accumulation units outstanding          ($22.466369  per unit)       2,251,984
           35,684  non-qualified accumulation units outstanding      ($22.860602  per unit)         815,758

AIM High Yield Fund, Inc.
           38,750  qualified accumulation units outstanding          ($ 4.377542  per unit)         169,630
           48,424  non-qualified accumulation units outstanding      ($ 4.457411  per unit)         215,846

Net Assets                                                                                      $27,822,922

   The accompanying notes are an integral part of these financial statements.

                    LIFE INSURANCE COMPANY OF NORTH AMERICA
                               SEPARATE ACCOUNT A
                      INDIVIDUAL STATEMENTS OF OPERATIONS
                                   (Audited)
                          Year Ended December 31, 2002



                                                                Seligman        Seligman
                                                                Growth Fund     Growth Fund
                                                                Inc.            Inc.
                                                                Qualified       Non-Qualified
Investment Income:
        Dividends                                               $         0     $         0

Expenses:
        Mortality risk and expense fees guarantees
         (Note 3)                                                    41,189           8,234

        Investment income (loss) - net                              (41,189)         (8,234)

Net realized capital gain distributions:                                  0               0

Net realized gain (loss) on investments:
        Proceeds from sale of shares                              1,150,000          32,929
        Cost of shares sold                                       1,727,710          58,978

        Net realized gain (loss) on investments                    (577,710)        (26,049)

        Change in unrealized appreciation (depreciation)
         in value of investments                                 (1,632,450)       (408,614)

        Net realized and unrealized gain (loss) on
         investments                                             (2,210,160)       (434,663)

Net Increase (Decrease) in Net Assets from Operations           $(2,251,349)    $  (442,897)

   The accompanying notes are an integral part of these financial statements.

                                                                Oppenheimer     Oppenheimer
                                                                Multiple        Multiple
                                                                Strategies      Strategies
                                                                Fund            Fund
                                                                Qualified       Non-Qualified
Investment Income:
        Dividends                                               $    20,443     $     3,870

Expenses:
        Mortality risk and expense fees guarantees
         (Note 3)                                                     7,323           1,599

        Investment income (loss) - net                               13,120           2,271

Net realized capital gain distributions:                                  0               0

Net realized gain (loss) on investments:
        Proceeds from sale of shares                                160,369         173,608
        Cost of shares sold                                         151,710         176,071

        Net realized gain (loss) on investments                       8,659          (2,463)

        Change in unrealized appreciation (depreciation)
         in value of investments                                   (124,228)        (16,312)

        Net realized and unrealized gain (loss) on
         investments                                               (115,569)        (18,775)

Net Increase (Decrease) in Net Assets from Operations           $  (102,449)    $   (16,504)

   The accompanying notes are an integral part of these financial statements.

                                                                Delaware        Delaware
                                                                Group           Group
                                                                Decatur         Decatur
                                                                Fund, Inc.      Fund, Inc.
                                                                Qualified       Non-Qualified

Investment Income:
        Dividends                                               $    60,389     $    17,947

Expenses:
        Mortality risk and expense fees guarantees
         (Note 3)                                                    68,655          20,601

        Investment income (loss) - net                               (8,266)         (2,654)

Net realized capital gain distributions:                                  0               0

Net realized gain (loss) on investments:
        Proceeds from sale of shares                                848,895         535,235
        Cost of shares sold                                         850,940         379,456

        Net realized gain (loss) on investments                      (2,045)        155,779

        Change in unrealized appreciation (depreciation)
         in value of investments                                 (1,716,943)       (654,472)

        Net realized and unrealized gain (loss) on
         investments                                             (1,718,988)       (498,693)

Net Increase (Decrease) in Net Assets from Operations           $(1,727,254)    $  (501,347)

   The accompanying notes are an integral part of these financial statements.

                                                                Windsor         Windsor
                                                                Fund            Fund
                                                                Qualified       Non-Qualified
Investment Income:
        Dividends                                               $    64,362     $    16,898

Expenses:
        Mortality risk and expense fees guarantees
         (Note 3)                                                    45,939          12,094

        Investment income (loss) - net                               18,423           4,804

Net realized capital gain distributions:                                  0               0

Net realized gain (loss) on investments:
        Proceeds from sale of shares                                582,312          25,628
        Cost of shares sold                                         572,230          27,129

        Net realized gain (loss) on investments                      10,082          (1,501)

        Change in unrealized appreciation (depreciation)
         in value of investments                                 (1,403,597)       (362,110)

        Net realized and unrealized gain (loss)
         on investments                                          (1,393,515)       (363,611)

Net Increase (Decrease) in Net Assets from Operations           $(1,375,092)    $  (358,807)

   The accompanying notes are an integral part of these financial statements.

                                                                Dreyfus Third   Dreyfus Third
                                                                Century Fund    Century Fund
                                                                Qualified       Non-Qualified

Investment Income:
        Dividends                                               $         0     $         0

Expenses:
        Mortality risk and expense fees guarantees
         (Note 3)                                                    55,040           1,390

        Investment income (loss) - net                              (55,040)         (1,390)

Net realized capital gain distributions:                                  0               0

Net realized gain (loss) on investments:
        Proceeds from sale of shares                                612,052          92,547
        Cost of shares sold                                         638,995          56,313

        Net realized gain (loss) on investments                     (26,943)         36,234

        Change in unrealized appreciation (depreciation)
         in value of investments                                 (2,132,688)        (88,775)

        Net realized and unrealized gain (loss) on
         investments                                             (2,159,631)        (52,541)

Net Increase (Decrease) in Net Assets from Operations           $(2,214,671)    $   (53,931)

   The accompanying notes are an integral part of these financial statements.

                                                                Windsor         Windsor
                                                                Fund B          Fund B
                                                                Qualified       Non-Qualified
Investment Income:
        Dividends                                               $    32,073     $    11,476

Expenses:
        Mortality risk and expense fees guarantees
         (Note 3)                                                    23,362           8,197

        Investment income (loss) - net                                8,711           3,279

Net realized capital gain distributions:                                  0               0

Net realized gain (loss) on investments:
        Proceeds from sale of shares                                249,434          10,273
        Cost of shares sold                                         264,972          10,846

        Net realized gain (loss) on investments                     (15,538)           (573)

        Change in unrealized appreciation (depreciation)
         in value of investments                                   (693,382)       (245,977)

        Net realized and unrealized gain (loss) on
         investments                                               (708,920)       (246,550)

Net Increase (Decrease) in Net Assets from Operations           $  (700,209)    $  (243,271)

   The accompanying notes are an integral part of these financial statements.

                                                                AIM             AIM
                                                                High Yield      High Yield
                                                                Fund, Inc.      Fund, Inc.
                                                                Qualified       Non-Qualified
Investment Income:
        Dividends                                               $    19,145     $    25,021

Expenses:
        Mortality risk and expense fees guarantees
         (Note 3)                                                     1,524           1,991

        Investment income (loss) - net                               17,621          23,030


Net realized capital gain distributions:                                  0               0

Net realized gain (loss) on investments:
        Proceeds from sale of shares                                  2,815           5,815
        Cost of shares sold                                           2,854           5,879

        Net realized gain (loss) on investments                         (39)            (64)

        Change in unrealized appreciation (depreciation)
         in value of investments                                    (38,447)        (48,616)

        Net realized and unrealized gain (loss) on
         investments                                                (38,486)        (48,680)

Net Increase (Decrease) in Net Assets from Operations           $   (20,865)    $   (25,650)

The accompanying notes are an integral part of these financial statements.

                    LIFE INSURANCE COMPANY OF NORTH AMERICA
                               SEPARATE ACCOUNT A
                 INDIVIDUAL STATEMENTS OF CHANGES IN NET ASSETS
                                   (Audited)
                          Year Ended December 31, 2002



                                                                Seligman        Seligman
                                                                Growth Fund     Growth Fund
                                                                Inc.            Inc.
                                                                Qualified       Non-Qualified
Increase (Decrease) in net assets from Operations:
   Investment income (loss) - net                               $   (41,189)    $    (8,234)
   Realized capital gain distributions                                    0               0
   Net realized gain (loss) on investments                         (577,710)        (26,049)
   Change in unrealized appreciation (depreciation)
    in value of investments                                      (1,632,450)       (408,614)

   Net increase (decrease) in net assets from operations         (2,251,349)       (442,897)

Accumulation Unit Transactions:
   Net contract considerations and transfers in (Note 3)            220,630           1,801
   Net contract surrenders and transfers out (Note 3)            (1,048,466)        (18,780)
   Benefit payments to annuitants                                   (70,771)         (5,763)

   Net Increase (Decrease) from accumulation unit
    transactions                                                   (898,607)        (22,742)

Net Increase (Decrease) in Net Assets                           $(3,149,956)    $  (465,639)
Net Assets:
   Net assets at December 31, 2001                              $ 6,560,614     $ 1,222,942

   Net assets at December 31, 2002                              $ 3,410,658     $   757,303

                          Year Ended December 31, 2001



                                                                Seligman        Seligman
                                                                Growth Fund     Growth Fund
                                                                Inc.            Inc.
                                                                Qualified       Non-Qualified

Increase (Decrease) in net assets from Operations:
   Investment income (loss) - net                               $   (73,242)    $   (12,598)
   Realized capital gain distributions                              305,810          56,805
   Net realized gain (loss) on investments                         (477,578)        (10,548)
   Change in unrealized appreciation (depreciation)
    in value of investments                                      (1,673,655)       (362,368)

   Net Increase (Decrease) in net assets from operations         (1,918,665)       (328,709)

Accumulation Unit Transactions:
   Net contract considerations and transfers in (Note 3)              6,170               0
   Net contract surrenders and transfers out (Note 3)            (2,120,653)        (68,799)
   Benefit payments to annuitants                                  (103,811)        (14,066)

   Net Increase (Decrease) from accumulation unit
    transactions                                                 (2,218,294)        (82,865)

Net Increase (Decrease) in Net Assets                           $(4,136,959)    $  (411,574)
Net Assets:
   Net assets at December 31, 2000                              $10,697,573     $ 1,634,516

   Net assets at December 31, 2001                              $ 6,560,614     $ 1,222,942

   The accompanying notes are an integral part of these financial statements.

                                                                Oppenheimer     Oppenheimer
                                                                Multiple        Multiple
                                                                Strategies      Strategies
                                                                Fund            Fund
                                                                Qualified       Non-Qualified
Increase (Decrease) in net assets from Operations:
   Investment income (loss) - net                               $    13,120     $     2,271
   Realized capital gain distributions                                    0               0
   Net realized gain (loss) on investments                            8,659          (2,463)
   Change in unrealized appreciation (depreciation)
    in value of investments                                        (124,228)        (16,312)

   Net Increase (Decrease) in net assets from operations           (102,449)        (16,504)

Accumulation Unit Transactions:
   Net contract considerations and transfers in (Note 3)             61,940               0
   Net contract surrenders and transfers out (Note 3)              (143,213)       (162,511)
   Benefit payments to annuitants                                   (10,178)         (9,498)

   Net Increase (Decrease) from accumulation unit transactions      (91,451)       (172,009)

Net Increase (Decrease) in Net Assets                           $  (193,900)    $  (188,513)
Net Assets:
   Net assets at December 31, 2001                              $   942,534     $   298,196

   Net assets at December 31, 2002                              $   748,634     $   109,683

                          Year Ended December 31, 2001


                                                                Oppenheimer     Oppenheimer
                                                                Multiple        Multiple
                                                                Strategies      Strategies
                                                                Fund            Fund
                                                                Qualified       Non-Qualified

Increase (Decrease) in net assets from Operations:
   Investment income (loss) - net                               $    20,204     $     4,810
   Realized capital gain distributions                               26,649           8,262
   Net realized gain (loss) on investments                              352           2,923
   Change in unrealized appreciation (depreciation)
    in value of investments                                         (39,771)         (9,153)

   Net Increase (Decrease) in net assets from operations              7,434           6,842

Accumulation Unit Transactions:
   Net contract considerations and transfers in (Note 3)                 56         159,435
   Net contract surrenders and transfers out (Note 3)               (48,128)        (21,000)
   Benefit payments to annuitants                                    (5,297)         (1,161)

   Net Increase (Decrease) from accumulation unit
    transactions                                                    (53,369)        137,274

Net Increase (Decrease) in Net Assets                           $   (45,935)        144,116
Net Assets:
   Net assets at December 31, 2000                              $   988,469         154,080

   Net assets at December 31, 2001                              $   942,534     $   298,196

   The accompanying notes are an integral part of these financial statements.

                                                               Delaware         Delaware
                                                               Group            Group
                                                               Decatur          Decatur
                                                               Fund, Inc.       Fund, Inc.
                                                               Qualified        Non-Qualified
Increase (Decrease) in net assets from Operations:
   Investment income (loss) - net                               $    (8,266)         (2,654)
   Realized capital gain distributions                                    0               0
   Net realized gain (loss) on investments                           (2,045)        155,779
   Change in unrealized appreciation (depreciation)
    in value of investments                                      (1,716,943)       (654,472)

   Net Increase (Decrease) in net assets from operations         (1,727,254)       (501,347)

Accumulation Unit Transactions:
   Net contract considerations and transfers in (Note 3)            633,345              36
   Net contract surrenders and transfers out (Note 3)              (739,884)       (452,464)
   Benefit payments to annuitants                                   (59,079)        (40,332)

   Net Increase (Decrease) from accumulation unit transactions     (165,618)       (492,760)

Net Increase (Decrease) in Net Assets                           $(1,892,872)    $  (994,107)
Net Assets:
   Net assets at December 31, 2001                              $ 8,599,812     $ 2,830,162

   Net assets at December 31, 2002                              $ 6,706,940     $ 1,836,055

                          Year Ended December 31, 2001


                                                                Delaware        Delaware
                                                                Group           Group
                                                                Decatur         Decatur
                                                                Fund, Inc.      Fund, Inc.
                                                                Qualified       Non-Qualified

Increase (Decrease) in net assets from Operations:
   Investment income (loss) - net                               $    43,734     $    14,183
   Realized capital gain distributions                                    0               0
   Net realized gain (loss) on investments                          375,095         (32,913)
   Change in unrealized appreciation (depreciation)
    in value of investments                                        (876,020)       (144,268)

   Net Increase (Decrease) in net assets from operations           (457,191)       (162,998)

Accumulation Unit Transactions:
   Net contract considerations and transfers in (Note 3)             18,781               0
   Net contract surrenders and transfers out (Note 3)            (1,021,265)       (342,636)
   Benefit payments to annuitants                                   (67,013)       (109,352)

   Net Increase (Decrease) from accumulation unit transactions   (1,069,497)       (451,988)

Net Increase (Decrease) in Net Assets                           $(1,526,688)    $  (614,986)
Net Assets:
   Net assets at December 31, 2000                              $10,126,500     $ 3,445,148

   Net assets at December 31, 2001                              $ 8,599,812     $ 2,830,162

   The accompanying notes are an integral part of these financial statements.

                                                                Windsor         Windsor
                                                                Fund            Fund
                                                                Qualified       Non-Qualified
Increase (Decrease) in net assets from Operations:
   Investment income (loss) - net                               $    18,423     $     4,804
   Realized capital gain distributions                                    0               0
   Net realized gain (loss) on investments                           10,082          (1,501)
   Change in unrealized appreciation (depreciation)
    in value of investments                                      (1,403,597)       (362,110)

   Net Increase (Decrease) in net assets from operations         (1,375,092)       (358,807)


Accumulation Unit Transactions:
   Net contract considerations and transfers in (Note 3)            248,791               0
   Net contract surrenders and transfers out (Note 3)              (428,404)         (9,546)
   Benefit payments to annuitants                                   (89,986)         (3,988)

   Net Increase (Decrease) from accumulation unit
    transactions                                                   (269,599)        (13,534)

Net Increase (Decrease) in Net Assets                           $(1,644,691)    $  (372,341)
Net Assets:
   Net assets at December 31, 2001                              $ 6,170,136     $ 1,571,844

   Net assets at December 31, 2002                              $ 4,525,445     $ 1,199,503

                          Year Ended December 31, 2001


                                                                Windsor         Windsor
                                                                Fund            Fund
                                                                Qualified       Non-Qualified

Increase (Decrease) in net assets from Operations:
   Investment income (loss) - net                               $    59,885     $    15,410
   Realized capital gain distributions                               81,695          20,772
   Net realized gain (loss) on investments                          109,612           3,368
   Change in unrealized appreciation (depreciation)
    in value of investments                                          21,926          29,148

   Net Increase (Decrease) in net assets from operations            273,118          68,698

Accumulation Unit Transactions:
   Net contract considerations and transfers in (Note 3)             54,528          95,129
   Net contract surrenders and transfers out (Note 3)            (1,236,101)       (149,664)
   Benefit payments to annuitants                                  (112,287)              0

   Net Increase (Decrease) from accumulation unit
    transactions                                                 (1,293,860)        (54,535)

Net Increase (Decrease) in Net Assets                           $(1,020,742)    $    14,163
Net Assets:
   Net assets at December 31, 2000                              $ 7,190,878     $ 1,557,681

   Net assets at December 31, 2001                              $ 6,170,136     $ 1,571,844

   The accompanying notes are an integral part of these financial statements.

                                                                Dreyfus Third   Dreyfus Third
                                                                Century Fund    Century Fund
                                                                Qualified       Non-Qualified
Increase (Decrease) in net assets from Operations:
   Investment income (loss) - net                               $   (55,040)    $    (1,390)
   Realized capital gain distributions                                    0               0
   Net realized gain (loss) on investments                          (26,943)         36,234
   Change in unrealized appreciation (depreciation)
    in value of investments                                      (2,132,688)        (88,775)

   Net increase (decrease) in net assets from operations         (2,214,671)        (53,931)

Accumulation Unit Transactions:
   Net contract considerations and transfers in (Note 3)             83,603               0
   Net contract surrenders and transfers out (Note 3)              (521,636)        (90,619)
   Benefit payments to annuitants                                   (33,260)           (538)

   Net Increase (Decrease) from accumulation unit
    transactions                                                   (471,293)        (91,157)

Net Increase (Decrease) in Net Assets                           $(2,685,964)    $  (145,088)
Net Assets:
   Net assets at December 31, 2001                              $ 7,697,873     $   208,662

   Net assets at December 31, 2002                              $ 5,011,909     $    63,574

                          Year Ended December 31, 2001


                                                                Dreyfus Third   Dreyfus Third
                                                                Century Fund    Century Fund
                                                                Qualified       Non-Qualified

Increase (Decrease) in net assets from Operations:
   Investment income (loss)- net                                $   (80,712)    $    (2,474)
   Realized capital gain distributions                               63,689           1,698
   Net realized gain (loss) on investments                         (139,418)        (20,335)
   Change in unrealized appreciation (depreciation)
    in value of investments                                      (2,438,420)        (63,407)

   Net Increase (Decrease) in net assets from operations         (2,594,861)        (84,518)

Accumulation Unit Transactions:
   Net contract considerations and transfers in (Note 3)              6,115               0
   Net contract surrenders and transfers out (Note 3)              (747,693)        (60,325)
   Benefit payments to annuitants                                   (54,193)           (766)

   Net Increase (Decrease) from accumulation unit
    transactions                                                   (795,771)        (61,091)

Net Increase (Decrease) in Net Assets                           $(3,390,632)    $  (145,609)
Net Assets:
   Net assets at December 31, 2000                              $11,088,505     $   354,271

   Net assets at December 31, 2001                              $ 7,697,873     $   208,662

   The accompanying notes are an integral part of these financial statements.

                                                                Windsor         Windsor
                                                                Fund B          Fund B
                                                                Qualified       Non-Qualified
Increase (Decrease) in net assets from Operations:
   Investment income (loss) - net                               $     8,711     $     3,279
   Realized capital gain distributions                                    0               0
   Net realized gain (loss) on investments                          (15,538)           (573)
   Change in unrealized appreciation (depreciation)
    in value of investments                                        (693,382)       (245,977)

   Net Increase (Decrease) in net assets from operations           (700,209)       (243,271)

Accumulation Unit Transactions:
   Net contract considerations and transfers in (Note 3)             59,383               0
   Net contract surrenders and transfers out (Note 3)              (217,961)              0
   Benefit payments to annuitants                                   (19,983)         (2,076)

   Net Increase (Decrease) from accumulation unit
    transactions                                                   (178,561)         (2,076)

Net Increase (Decrease) in Net Assets                           $  (878,770)    $  (245,347)
Net Assets:
   Net assets at December 31, 2001                              $ 3,130,754     $ 1,061,105

   Net assets at December 31, 2002                              $ 2,251,984     $   815,758

                          Year Ended December 31, 2001


                                                                Windsor         Windsor
                                                                Fund B          Fund B
                                                                Qualified       Non-Qualified

Increase (Decrease) in net assets from Operations:
   Investment income (loss) - net                               $    30,597     $    10,387
   Realized capital gain distributions                               41,403          14,025
   Net realized gain (loss) on investments                           11,507             279
   Change in unrealized appreciation (depreciation)
    in value of investments                                          58,465          23,573

   Net Increase (Decrease) in net assets from operations            141,972          48,264

Accumulation Unit Transactions:
   Net contract considerations and transfers in (Note 3)             16,620               0
   Net contract surrenders and transfers out (Note 3)              (155,065)              0
   Benefit payments to annuitants                                   (33,712)         (2,298)

   Net Increase (Decrease) from accumulation unit
    transactions                                                   (172,157)         (2,298)

Net Increase (Decrease) in Net Assets                           $   (30,185)    $    45,966
Net Assets:
   Net assets at December 31, 2000                              $ 3,160,939     $ 1,015,139

   Net assets at December 31, 2001                              $ 3,130,754     $ 1,061,105

   The accompanying notes are an integral part of these financial statements.

                                                                AIM             AIM
                                                                High Yield      High Yield
                                                                Fund, Inc.      Fund, Inc.
                                                                Qualified       Non-Qualified
Increase (Decrease) in net assets from Operations:
   Investment income (loss)- net                                $    17,621     $    23,030
   Realized capital gain distributions                                    0               0
   Net realized gain (loss) on investments                              (39)            (64)
   Change in unrealized appreciation (depreciation)
    in value of investments                                         (38,447)        (48,616)

   Net Increase (Decrease) in net assets from operations            (20,865)        (25,650)

Accumulation Unit Transactions:
   Net contract considerations and transfers in (Note 3)             13,172               0
   Net contract surrenders and transfers out (Note 3)                  (327)              0
   Benefit payments to annuitants                                    (1,148)         (3,824)

   Net Increase (Decrease) from accumulation unit
    transactions                                                     11,697          (3,824)

Net Increase (Decrease) in Net Assets                           $    (9,168)    $   (29,474)
Net Assets:
   Net assets at December 31, 2001                              $   178,798     $   245,320

   Net assets at December 31, 2002                              $   169,630     $   215,846

                          Year Ended December 31, 2001



                                                                AIM             AIM
                                                                High Yield      High Yield
                                                                Fund, Inc.      Fund, Inc.
                                                                Qualified       Non-Qualified

Increase (Decrease) in net assets from Operations:
   Investment income (loss) - net                               $    28,649     $    47,540
   Realized capital gain distributions                                    0               0
   Net realized gain (loss) on investments                          (36,355)       (237,732)
   Change in unrealized appreciation (depreciation)
    in value of investments                                          (3,217)        173,831

   Net Increase (Decrease) in net assets from operations            (10,923)        (16,361)

Accumulation Unit Transactions:
   Net contract considerations and transfers in (Note 3)                  0               0
   Net contract surrenders and transfers out (Note 3)               (61,276)       (338,667)
   Benefit payments to annuitants                                    (1,123)         (4,500)

   Net Increase (Decrease) from accumulation unit transactions      (62,399)       (343,167)

Net Increase (Decrease) in Net Assets                           $   (73,322)    $  (359,528)
Net Assets:
   Net assets at December 31, 2000                              $   252,120     $   604,848

   Net assets at December 31, 2001                              $   178,798     $   245,320

   The accompanying notes are an integral part of these financial statements.

                    LIFE INSURANCE COMPANY OF NORTH AMERICA

                               SEPARATE ACCOUNT A
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2002

Note 1. Organization

Life Insurance Company of North America - Separate Account A (the"Separate Account"), a separate account of Life Insurance Company of North America ("LINA"), is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. The Separate Account consists of seven divisions, corresponding to the specific mutual fund shares underlying the values of such division. Variable annuity contract payments allocated to the Separate Account, except as modified by Note 5, are invested by LINA in shares of a designated mutual fund for allocation to the corresponding Separate Account division. The current divisions of the Separate Account are designated as follows: Delaware Group Decatur Fund, Inc., Seligman Growth Fund, Inc., Oppenheimer Multiple Strategies Fund, Windsor Fund, Windsor Fund B, Dreyfus Third Century Fund, and AIM High Yield Fund, Inc. (collectively, the "Funds").

Each of the seven mutual fund divisions contains two subdivisions, one for the allocation of tax-qualified and one for the allocation of non-tax qualified variable annuity contract values. The contract owners' equity is affected by the investment results of the appropriate mutual fund designated for the subdivision and the mortality risk and expense fees guarantees assessed on Separate Account assets (See Note 3).

Under the current provisions of the Internal Revenue Code (the "Code"), transfers of contract values from one division of the Separate Account to another division of the Separate Account, or from the Separate Account to the General Account, are not subject to current taxation. There can be no assurance that future changes in the Code will not subject such transfers to current taxation.

Note 2. Significant Accounting Policies

The accompanying financial statements include only the contract owners' payments pertaining to the variable portion of their contracts, and exclude any payments for fixed dollar benefits, the latter being included in the General Account of LINA.

Following is a summary of the  significant  accounting  policies of the Separate
Account: (a) the market value of investments is based on closing bid prices (net asset value) at December 31, 2002; (b) investment transactions are accounted for on the trade date and income is recorded on the ex-dividend date; (c) the cost of the investments sold is determined on the last-in, first-out method. See Notes 4 through 6 with respect to income taxes.

Note 3. Contract Owner Transactions

Net contract considerations represent gross contributions allocated to the Separate Account by the contract owners less a deduction by LINA for sales and administrative expenses, death benefits for group contracts and any applicable premium taxes. These deductions, exclusive of premium taxes, are charged against the gross contributions and vary as follows: group contracts from 1% to 6%; individual contracts from 4% to 8.5%. Net contract considerations for the year ended December 31, 2002 were $59,680 after deductions for sales and administrative expenses. Benefit Payments to Annuitants amounted to $350,424. Contract owners unaffected by Revenue Ruling 81-225 (See Note 5) have limited rights to transfer their investment between the Separate Account subdivisions and to transfer from and to the General Account of LINA. Contract owners affected by Revenue Ruling 81-225 have limited rights to transfer certain contract values to the General Account of LINA to lessen the impact of the Ruling (See Note 5). The amounts of all transfers and surrenders for the year ended December 31, 2002 were as follows:

        Transfers between Separate Account A subdivisions            $   14,094

        Transfers from the General Account                           $1,248,928

         Transfers to the General Account                            $  274,715

         Surrenders from the Separate Account A subdivisions         $3,559,096

LINA charges a fee to each Separate Account subdivision for assuming the mortality risk and expense fee guarantees. The daily equivalent of the annual charge of 0.90% is made against the average net asset value of the Separate Account.

Note 4. Income Taxes

The Separate Account is taxed as part of LINA. For the year ended December 31, 2002, LINA was taxed as a casualty insurance company as part of the consolidated group of CIGNA Corporation, its ultimate parent. LINA anticipates that, for calendar year 2003, it will be taxed as a casualty insurance company as part of CIGNA Corporation's consolidated group. Although LINA may be taxed as a casualty insurance company, it treats the operations of the Separate Account as if it were part of a life insurance company. Under the current provisions of the Internal Revenue Code, no federal income taxes are payable by a company taxed as a life insurance company with respect to investment income and capital gains of the assets of a separate account when used to determine contract values. LINA reserves the right to make adjustments for taxes to the assets of the Separate Account should future changes in the Internal Revenue Code applicable to life insurance companies so warrant.

Note 5. Effect of Revenue Ruling 81-225

Revenue Ruling 81-225 was issued by the Internal Revenue Service on September 25, 1981. The Ruling pertains to variable annuities, where the insurance company, through a separate account, holds mutual funds shares which are also sold to the public independent of the variable annuity contracts. The Ruling also questioned the tax treatment of variable annuity contracts where the underlying mutual funds are not managed by the issuing insurance company or an affiliate, and where the policyholder may initially allocate and subsequently reallocate his contract values among several underlying funds.

The Ruling adversely affected the tax status of the Separate Account variable annuity contracts issued on a non-tax qualified basis after December 31, 1980, and those issued after September 25, 1981 which were intended to qualify under Internal Revenue Code Sections 403(a), 403(b) or 408(b).

In order to comply with the IRS opinions expressed in Revenue Ruling 81-225, allocations to the Separate Account resulting from new purchases were terminated except as noted below. In addition, LINA suspended new contract sales which permitted allocations to the Separate Account in both the non-tax qualified and tax qualified markets described above.

Payments on behalf of individuals who were participants under contracts before September 25, 1981 may continue to be allocated to the Separate Account where such contracts were issued to qualify pursuant to Code Sections 403(a), 403(b) or 408(b), or where the contract owner is not subject to federal income tax.

Note 6. Diversification Requirements

Under the provisions of Section 817(h) of the Internal Revenue Code, a variable annuity contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as an annuity contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of Treasury.

The Internal Revenue Service has issued regulations under section 817(h) of the Code. LINA believes that the Separate Account satisfies the current requirements of the regulations, and it intends that the Separate Account will continue to meet such requirements.

Note 7. Accumulation Unit Transactions:

Year Ended December 31, 2002

The changes in the number of accumulation units (the measure of ownership in the
Separate   Account)  during  the  year  ending  December  31,  2002,  and  units outstanding at December 31, 2002 were as follows:

                                                Seligman          Seligman
                                                Growth Fund       Growth Fund
                                                Inc.              Inc.
                                                Qualified         Non-Qualified

Units outstanding at December 31, 2001          402,638            94,003

Units purchased and transfers in                 17,875               117

Benefits, surrenders and transfers out          (89,952)           (2,252)

Units outstanding at December 31, 2002          330,561            91,868


                                                Oppenheimer       Oppenheimer
                                                Multiple          Multiple
                                                Strategies        Strategies
                                                Fund              Fund
                                                Qualified         Non-Qualified

Units outstanding at December 31, 2001           92,862            30,053

Units purchased and transfers in                  6,379                 0

Benefits, surrenders and transfers out          (15,817)          (17,575)

Units outstanding at December 31, 2002           83,424            12,478

                                                Delaware          Delaware
                                                Group             Group
                                                Decatur           Decatur
                                                Fund, Inc.        Fund, Inc.
                                                Qualified         Non-Qualified

Units outstanding at December 31, 2001          311,489           105,419

Units purchased and transfers in                 24,017                 2

Benefits, surrenders and transfers out          (32,832)          (20,408)

Units outstanding at December 31, 2002          302,674            85,013


                                                Windsor           Windsor
                                                Fund              Fund
                                                Qualified         Non-Qualified

Units outstanding at December 31, 2001          241,843            69,705

Units purchased and transfers in                 11,309                 0

Benefits, surrenders and transfers out          (22,934)             (566)

Units outstanding at December 31, 2002          230,218            69,139

                                                Dreyfus Third     Dreyfus Third
                                                Century Fund      Century Fund
                                                Qualified         Non-Qualified

Units outstanding at December 31, 2001          306,565             9,447

Units purchased and transfers in                  4,459                 0

Benefits, surrenders and transfers out          (25,919)           (5,336)

Units outstanding at December 31, 2002          285,105             4,111


                                                Windsor           Windsor
                                                Fund B            Fund B
                                                Qualified         Non-Qualified

Units outstanding at December 31, 2001          107,258            35,765

Units purchased and transfers in                  2,148                 0

Benefits, surrenders and transfers out           (9,168)              (81)

Units outstanding at December 31, 2002          100,238            35,684

                                                AIM               AIM
                                                High Yield        High Yield
                                                Fund, Inc.        Fund, Inc.
                                                Qualified         Non-Qualified

Units outstanding at December 31, 2001           36,327            49,262

Units purchased and transfers in                  2,726                 0

Benefits, surrenders and transfers out             (303)             (838)

Units outstanding at December 31, 2002           38,750            48,424

The accumulation units for fourteen of the subdivisions include units applicable to contract owners who are "on benefit annuitants." At December 31, 2002, the number of accumulation units, the aggregate value of the subdivisions' equity and the number of monthly annuity units and value per unit of "on benefit annuitants" are as follows:



                                                     Accumulation     Aggregate        Monthly       Annuity
                                                        Units           Value        Annuity Units  Unit Value

Seligman Growth Fund, Inc. Qualified                    32,705        $ 337,443        1,370        $3.4123167
Seligman Growth Fund, Inc. Non-Qualified                 5,654        $  46,608          221        $2.7268303
Oppenheimer Multiple Strategies Fund Qualified           5,464        $  49,033          340        $2.9813265
Oppenheimer Multiple Strategies Fund Non-Qualified         273        $   2,400           16        $2.9212311
Delaware Group Decatur Fund, Inc. Qualified             20,841        $ 461,815          750        $7.4518464
Delaware Group Decatur Fund, Inc. Non-Qualified         21,779        $ 470,369          653        $7.1512313
Windsor Fund Qualified                                  36,056        $ 708,761        1,368        $6.5326337
Windsor Fund Non-Qualified                               1,963        $  34,056          271        $0.7432959
Dreyfus Third Century Qualified                         13,495        $ 237,231          644        $3.0794026
Dreyfus Third Century Non-Qualified                        310        $   4,794           19        $3.0386311
Windsor Fund B Qualified                                 7,845        $ 176,249          591        $2.6116961
Windsor Fund B Non-Qualified                             1,087        $  24,849          103        $1.6694972
AIM High Yield Qualified                                 3,061        $  13,400           83        $2.1337547
AIM High Yield Non-Qualified                            10,735        $  47,850          501        $0.6110334

Separate Account A

Note 8. Expense Ratios and Net Investment Income Ratios

Year Ended December 31, 2002

A summary of unit values and units outstanding for variable annuity contracts and the expense ratios and investment income ratios, excluding expenses of the underlying funds, for each of the five years in the year ended December 31, 2002 were as follows:

Seligman Growth Fund
Qualified
                                Net Assets
                                                   Expenses     Invest-
                                                   as a %        ment
                            Unit                   Average of   Income   Total
               Units        Value       (000s)     Net Assets   Ratio    Return
12/31/02    330,561     $10.3177880     $ 3,411      0.90%      0.00%    -49.19%

12/31/01    402,638     $16.2940760     $ 6,561      0.90%      0.00%    -23.58%

12/31/00    530,109     $20.1799500     $10,698      0.90%      1.81%    -15.42%

12/31/99    627,027     $24.3176780     $15,248      0.90%      0.00%     26.93%

12/31/98    668,941     $18.8328838     $12,598      0.90%      0.15%     29.69%


Seligman Growth Fund
Non-Qualified
                                Net Assets
                                                   Expenses     Invest-
                                                   as a % of     ment
                            Unit                   Average      Income   Total
               Units        Value       (000s)     Net Assets   Ratio    Return
12/31/02     91,868     $ 8.2433830     $   757      0.90%      0.00%    -48.41%

12/31/01     94,003     $13.0096080     $ 1,223      0.90%      0.00%    -23.48%

12/31/00    100,436     $16.2742050     $ 1,635      0.90%      1.84%    -15.87%

12/31/99    112,479     $19.6290060     $ 2,208      0.90%      0.00%     26.96%

12/31/98    120,334     $15.2044482     $ 1,830      0.90%      0.15%     29.45%

Oppenheimer Multiple Strategies Fund
Qualified
                                Net Assets
                                                  Expenses      Invest-
                                                  as a % of      ment
                            Unit                  Average       Income   Total
              Units         Value       (000s)    Net Assets    Ratio    Return
12/31/02     83,424     $ 8.9738470     $   749      0.90%      2.51%    -12.59%

12/31/01     92,862     $10.1498300     $   943      0.90%      2.93%      0.75%

12/31/00     98,166     $10.0693630     $   988      0.90%      3.60%      5.60%

12/31/99    121,783     $ 9.5273310     $ 1,160      0.90%      4.18%      9.41%

12/31/98    161,220     $ 8.6900984     $ 1,401      0.90%      3.47%      5.74%


Oppenheimer Multiple Strategies Fund
Non-Qualified
                                Net Assets
                                                  Expenses      Invest-
                                                  as a % of      ment
                            Unit                  Average       Income   Total
              Units         Value       (000s)    Net Assets    Ratio    Return
12/31/02     12,478     $ 8.7900830     $   110      0.90%      2.18%     -9.29%

12/31/01     30,053     $ 9.9223500     $   298      0.90%      3.40%      3.56%

12/31/00     15,649     $ 9.8459950     $   154      0.90%      3.65%      5.82%

12/31/99     17,141     $ 9.3222380     $   160      0.90%      4.10%      9.31%

12/31/98     32,314     $ 8.5088610     $   275      0.90%      3.47%      6.17%

Delaware Group Decatur Fund, Inc.
Qualified
                                Net Assets
                                                  Expenses      Invest-
                                                  as a % of      ment
                            Unit                  Average       Income   Total
              Units         Value       (000s)    Net Assets    Ratio    Return
12/31/02    302,674     $22.1589560     $ 6,707      0.90%      0.79%    -22.64%

12/31/01    311,489     $27.6087190     $ 8,600      0.90%      1.37%     -4.96%

12/31/00    349,431     $28.9799690     $10,126      0.90%      2.27%      5.73%

12/31/99    516,817     $26.6964700     $13,797      0.90%      2.70%     -4.25%

12/31/98    552,419     $27.9435233     $15,437      0.90%      5.24%      8.47%


Delaware Group Decatur Fund, Inc.
Non-Qualified
                                Net Assets
                                                  Expenses      Invest-
                                                  as a % of      ment
                            Unit                  Average       Income   Total
              Units         Value       (000s)    Net Assets    Ratio    Return
12/31/02     85,013     $21.5973490     $ 1,836      0.90%      0.78%    -21.90%

12/31/01    105,419     $26.8467930     $ 2,830      0.90%      1.35%     -5.16%

12/31/00    122,338     $28.1609020     $ 3,445      0.90%      2.22%      8.08%

12/31/99    137,069     $25.9530220     $ 3,557      0.90%      2.68%     -4.33%

12/31/98    158,694     $27.1873978     $ 4,314      0.90%      5.25%      8.65%

Windsor Fund
Qualified
                                Net Assets
                                                  Expemses      Invest-
                                                  as a % of      ment
                            Unit                  Average       Income   Total
              Units         Value        (000s)   Net Assets    Ratio    Return
12/31/02    230,218     $19.6572150     $ 4,525      0.90%      1.26%    -26.94%

12/31/01    241,843     $25.5129820     $ 6,170      0.90%      1.78%      4.03%

12/31/00    295,312     $24.3501030     $ 7,191      0.90%      1.67%     12.97%

12/31/99    379,625     $21.1882080     $ 8,044      0.90%      3.37%     11.46%

12/31/98    645,749     $19.1545280     $12,369      0.90%      1.36%      0.63%


Windsor Fund
Non-Qualified
                                Net Assets
                                                  Expenses      Invest-
                                                  as a % of      ment
                            Unit                  Average       Income   Total
              Units         Value        (000s)   Net Assets    Ratio    Return
12/31/02     69,139     $17.3491560     $ 1,200      0.90%      1.26%    -26.70%

12/31/01     69,705     $22.5499470     $ 1,572      0.90%      1.87%      4.33%

12/31/00     72,380     $21.5208780     $ 1,558      0.90%      1.54%     13.57%

12/31/99     96,078     $18.7366770     $ 1,800      0.90%      4.07%      9.68%

12/31/98     93,494     $16.9412110     $ 1,584      0.90%      1.44%     -0.09%

Dreyfus Third Century Fund
Qualified
                                Net Assets
                                                  Expenses      Invest-
                                                  as a % of      ment
                            Unit                  Average       Income   Total
              Units         Value        (000s)   Net Assets    Ratio    Return
12/31/02    285,105     $17.5791680     $ 5,012      0.90%      0.00%    -36.21%

12/31/01    306,565     $25.1100830     $ 7,698      0.90%      0.00%    -28.93%

12/31/00    333,848     $33.2142320     $11,089      0.90%      0.55%    -14.04%

12/31/99    367,152     $38.4335800     $14,111      0.90%      1.67%     26.27%

12/31/98    393,324     $29.7933722     $11,718      0.90%      1.76%     25.71%


Dreyfus Third Century Fund
Non-Qualified
                                Net Assets
                                                  Expenses      Invest-
                                                  as a % of      ment
                            Unit                  Average       Income   Total
              Units         Value        (000s)   Net Assets    Ratio    Return
12/31/02      4,111     $15.4642650     $    64      0.90%      0.00%    -34.91%

12/31/01      9,447     $22.0876020     $   209      0.90%      0.00%    -30.75%

12/31/00     12,125     $29.2181990     $   354      0.90%      0.56%    -13.70%

12/31/99     12,832     $33.8489830     $   434      0.90%      1.57%     23.53%

12/31/98     13,414     $26.2388530     $   352      0.90%      1.61%     24.25%

Windsor Fund B
Qualified
                                Net Assets
                                                   Expenses     Invest-
                                                   as a % of     ment
                            Unit                   Average      Income   Total
              Units         Value        (000s)    Net Assets   Ratio    Return
12/31/02    100,238     $22.4663690     $ 2,252      0.90%      1.24%    -26.98%

12/31/01    107,258     $29.1903970     $ 3,131      0.90%      1.87%      4.48%

12/31/00    113,361     $27.8838330     $ 3,161      0.90%      1.64%     12.36%

12/31/99    156,228     $24.3693580     $ 3,807      0.90%      3.82%     10.24%

12/31/98    178,420     $22.0704046     $ 3,938      0.90%      0.59%      0.80%


Windsor Fund B
Non-Qualified
                                Net Assets
                                                   Expenses     Invest-
                                                   as a % of     ment
                            Unit                   Average      Income   Total
              Units         Value        (000s)    Net Assets   Ratio    Return
12/31/02     35,684     $22.8606020     $   816      0.90%      1.26%    -26.71%

12/31/01     35,765     $29.6688180     $ 1,061      0.90%      1.90%      4.63%

12/31/00     35,851     $28.3155070     $ 1,015      0.90%      1.38%     12.04%

12/31/99     63,049     $24.6484140     $ 1,554      0.90%      3.82%     11.10%

12/31/98     76,345     $22.2896527     $ 1,702      0.90%      1.43%      0.19%

AIM High Yield Fund, Inc.
Qualified
                                Net Assets
                                                   Expenses    Invest-
                                                   as a % of    ment
                            Unit                   Average     Income    Total
              Units         Value        (000s)    Net Assets  Ratio     Return
12/31/02     38,750     $ 4.3775420     $   170      0.90%     11.31%    -12.32%

12/31/01     36,327     $ 4.9219080     $   179      0.90%     12.38%    - 4.38%

12/31/00     49,041     $ 5.1410040     $   252      0.90%     12.00%    -26.06%

12/31/99     56,999     $ 6.7822420     $   387      0.90%     10.48%      1.46%

12/31/98     68,220     $ 6.7034531     $   457      0.90%      9.44%     -5.93%


AIM High Yield Fund, Inc.
Non-Qualified
                                Net Assets
                                                   Expenses    Invest-
                                                   as a % of    ment
                            Unit                   Average     Income    Total
               Units        Value        (000s)    Net Assets  Ratio     Return
12/31/02      48,424    $ 4.4574110     $   216      0.90%     11.31%    -11.59%

12/31/01      49,262    $ 4.9799100     $   245      0.90%     12.38%    - 3.95%

12/31/00     116,052    $ 5.2118730     $   605      0.90%     11.95%    -25.49%

12/31/99     140,410    $ 6.8864490     $   967      0.90%     10.48%      1.31%

12/31/98     174,846    $ 6.8065435     $ 1,190      0.90%      9.68%    - 7.28%

Note 9.  Recent Developments:

As of August 1, 2002, Separate Account assets were adjusted to reflect the results of a review of policyholder liability accounts. As a result of the review, the assets of the following subdivisions were increased as follows, with a corresponding increase in the unit values of policyholder interests in the Separate Account:

         Division                                             Amount

         Decatur Fund - Qualified                             $  99,860.77
         Seligman Growth Fund - Qualified                     $  79,955.38
         Windsor Fund - Qualified                             $ 103,465.47
         Dreyfus Third Century Fund - Qualified               $  73,967.15
         Windsor Fund B - Qualified                           $     300.79

In addition, the assets of the following subdivision were decreased as follows, with a corresponding decrease in the unit values of policyholder interests in the Separate Account:

         Division                                             Amount

         Oppenheimer Multiple Strategies - Qualified          $   1,486.09